Note 8 - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Thousands of Yen
	2016	2017

Intangible assets subject to amortization:
Customer relationships	¥6,424,471	¥6,424,471
Total	6,424,471	6,424,471
Less accumulated amortization
Customer relationships	(3,007,558)	(3,388,053)
Intangible assets subject to amortization—net	3,416,913	3,036,418

Intangible assets not subject to amortization:
Telephone rights	36,546	35,599
Trademark	96,000	15,000
Goodwill	6,169,609	6,169,609
Total	6,302,155	6,220,208

Total intangible assets	¥9,719,068	¥9,256,626

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen
2018	¥365,460
2019	355,410
2020	346,223
2021	336,787
2022	327,101

Schedule of Goodwill [Table Text Block]
	Thousands of Yen
	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2015
Goodwill	¥6,054,340	¥235,551	¥6,289,891
Accumulated impairment losses	(120,282)	–	(120,282)
	5,934,058	235,551	6,169,609

Acquisition	–	–	–

Impairment losses	–	–	–

Balance at March 31, 2016
Goodwill	6,054,340	235,551	6,289,891
Accumulated impairment losses	(120,282)	–	(120,282)
	5,934,058	235,551	6,169,609

Acquisition	–	–	–

Impairment losses	–	–	–

Balance at March 31, 2017
Goodwill	6,054,340	235,551	6,289,891
Accumulated impairment losses	(120,282)	–	(120,282)
	¥5,934,058	¥235,551	¥6,169,609